Total
Miller Intermediate Bond Fund
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Miller Intermediate Bond Fund Miller Intermediate Bond Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	none
Maximum Sales Charge (Load) on Reinvested Dividends and Other Distributions	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Miller Intermediate Bond Fund Miller Intermediate Bond Fund Class I
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.01%
Less: Advisory Fee Waiver and Reimbursement	(0.01%)	[2]
Total Annual Fund Operating Expenses After Advisory Fee Waive and Reimbursement	1.00%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including money market funds.
[2]	The Fund’s advisor has contractually agreed to waive its advisory fee and/or reimburse expenses of the Fund until November 7, 2024, to the extent necessary to limit the Total Annual Fund Operating Expenses (subject to the following exclusions) to a specified percentage of average daily net assets. Pursuant to an expense limitation agreement, the Total Annual Fund Operating Expenses (subject to the following exclusions) will be limited to the annualized rate of 0.99% of the average daily net assets attributable to Class I shares (the “Expense Limitation”). The Expense Limitation will exclude (not limit) interest on borrowings, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends, and extraordinary expenses not incurred in the ordinary course of the Fund’s business (e.g., litigation, indemnification). The expense limitation agreement provides that the Fund’s advisor may recoup from a class any amount reimbursed if Total Annual Fund Operating Expenses fall below the Expense Limitation during the 36-month period following such waiver or reimbursement, provided the Fund is able to effect recoupment while remaining in compliance with applicable Expense Limitations.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Miller Intermediate Bond Fund | Miller Intermediate Bond Fund Class I | USD ($)	102	321	557	1,235

Ticker Symbol By Class
I
Miller Intermediate Bond Fund	-	-	MIFIX

Supplement dated November 7, 2023 to the Fund’s Prospectus, Summary Prospectus, and
Statement of Additional Information (“SAI”), each dated March 1, 2023

This Supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI. This Supplement supersedes any information to the contrary in the Prospectus and SAI.

Effective as of October 27th, 2023, the following replaces the “Fees and Expenses of the Fund” portion of the “Miller Intermediate Bond Fund – Fund Summary” section on page 1 of the Prospectus and page 2 of the Summary Prospectus:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends and Other Distributions	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.25%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	1.01%
Less: Advisory Fee Waiver and Reimbursement (2)	(0.01)%
Total Annual Fund Operating Expenses After Advisory Fee Waive and Reimbursement	1.00%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including money market funds.
(2)	The Fund’s advisor has contractually agreed to waive its advisory fee and/or reimburse expenses of the Fund until November 7, 2024, to the extent necessary to limit the Total Annual Fund Operating Expenses (subject to the following exclusions) to a specified percentage of average daily net assets. Pursuant to an expense limitation agreement, the Total Annual Fund Operating Expenses (subject to the following exclusions) will be limited to the annualized rate of 0.99% of the average daily net assets attributable to Class I shares (the “Expense Limitation”). The Expense Limitation will exclude (not limit) interest on borrowings, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends, and extraordinary expenses not incurred in the ordinary course of the Fund’s business (e.g., litigation, indemnification). The expense limitation agreement provides that the Fund’s advisor may recoup from a class any amount reimbursed if Total Annual Fund Operating Expenses fall below the Expense Limitation during the 36-month period following such waiver or reimbursement, provided the Fund is able to effect recoupment while remaining in compliance with applicable Expense Limitations.

Effective as of October 27th, 2023, the following replaces the “Example” portion of the “Miller Intermediate Bond Fund – Fund Summary” section on page 1 of the Prospectus and page 2 of the Summary Prospectus:

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$102	$321	$557	$1,235

Effective as of October 27th, 2023, the following is added to the “General” portion of the “Investment Advisor” section on page 33 of the SAI:

For purposes of the expense limitation agreement, “Total Annual Fund Operating Expenses” exclude interest on borrowings, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends, and extraordinary expenses not incurred in the ordinary course of the Fund’s business (e.g., litigation, indemnification). The Expense Limitation Agreement provides that Wellesley may recoup from a class of a given Fund any amount reimbursed if such class’s Total Annual Fund Operating Expenses fall below the applicable Expense Limitation during the during the thirty-six (36) month period following such reimbursement, provided the Fund is able to effect recoupment while remaining in compliance with applicable Expense Limitation. With respect to amounts reimbursed by Wellesley prior to the date on which such class commenced investment operations, the Advisor may seek recoupment during the thirty-six (36) months from the date on which the class commenced investment operations. This expense limitation agreement expires on November 7, 2023. Thereafter, the expense limitation agreement will continue from year to year provided that its continuance is approved by Wellesley and the Board on behalf of each Fund. The Advisory Agreements for the Funds were renewed by the Board at a meeting held on October 27, 2023.

You should read this Supplement in conjunction with the Funds’ Prospectus and Statement of Additional Information each dated March 1, 2023 which provide information that you should know about the Funds before investing.  These documents are available upon request and without charge by calling the Fund toll-free at 1-877-441-4434.  The Prospectus and Statement of Additional Information may be obtained by visiting www.MillerFamilyOfFunds.com. You should retain this Supplement for future reference.